UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21996

Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

330 Railroad Avenue, Greenwich, CT 06830
(Address of principal executive offices)

Gemini Fund Services, LLC.

450 Wireless Blvd.

Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-531-7064

Date of fiscal year end: February 28, 2011

Date of reporting period: August 31, 2010

Item 1. Reports to Stockholders.

Greenwich Advisors India Select Fund

Semi-Annual Report

August 31, 2010

Greenwich Advisors India Select Fund Semi-Annual Report

Dear Shareholders:

We are pleased to present this report for the Greenwich Advisors India Select Fund, covering the six-month period between 2/28/2010 and 8/31/2010. The Indian stock market posted gains during the period, as investors responded to India’s relatively strong economic growth by purchasing Indian equities. The Bombay Stock Exchange (BSE) 100 Index1, which tracks the returns of stocks throughout India, gained 7.62% (9.92% Rupee-denominated) return for the period, while the India Select Fund gained 2.04% (Class I Shares without load).

Market Review

There was a significant uptick in the wholesale price index (WPI)2 which ended 2009 at 6.92% and has spent most of 2010 above 10%. This statistic reflects both the unprecedented growth in India as well as a potential hurdle for policy makers going forward. Interest rates in India, as measured by the repurchase rate, went up from a low of 4.75% to 6.00% in 2010 as policy makers ensured that inflation would remain subdued at the second-fasted growing country in the world.

Growth in India’s gross domestic product3 remained strong during the six-month period driven largely by consumer spending and corporate earnings. Real GDP growth bottomed out at 5.80% (March 2009) year over year growth and has reached 8.80% as of the end of Q2 2010. India’s resilient GDP growth provides evidence that there are strong economic fundamentals in the country.

Fund Review4

The banking sector had a particularly good six-month period returning a dollar-denominated 22.80%. The BSE oil index and BSE power index were the laggards returning 1.70% and 0.78% respectively. The outperformance in the banking sector is likely due to increased lending activity as well as a rebound in illiquid asset pricing.

The Fund held concentrated positions in shares of materials, technology and industrials. Those sectors market performed, so our weighting strategy contributed favorably to the Fund’s performance in relation to its benchmark. The Fund’s underweight position in the energy and power sectors also boosted relative performance, as these sectors produced the period’s weakest returns.

Our cash holdings, which ended the period at about 4% of Fund assets, weighed on the Fund’s returns relative to its benchmark. We keep a portion of assets in cash so that we could continue taking advantage of market opportunities. The Fund’s underweight position in banking hurt relative performance. Though banking shares produced significant gains during the six-month period, we feel the sector is likely to be very volatile going forward.

Thank you for investing with the Greenwich Advisors India Select Fund. We will continue to monitor changes in the Indian stock market and adjust the Fund’s portfolio as our research unearths attractive investment opportunities. Please contact your investment advisor if you have any questions or require assistance.

Sincerely,

Suhas Kundapoor

Investment Concerns:

Past Performance does not guarantee future results. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

International investing involves increased risk and volatility.  An investment in this Fund entails the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

The geographical concentration of the portfolio holdings in this Fund may involve increased risk.

Definitions:

¹ The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks on the Bombay Stock Exchange. The index is unmanaged and does not reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.  Return quoted in U.S. dollars.

 Terms:

2 The wholesale price index The Wholesale Price Index (WPI) is the index used to measure the changes in the average price level of goods traded in wholesale market

3 The India Gross Domestic Product (“GDP”) measures the market value of the goods and services produced in India.

4 As of August 31, 2010

Greenwich Advisors India Select Fund
Fund Performance Review
August 31, 2010 (Unaudited)

The Fund's performance figures* for the periods ended August 31, 2010, compared to its benchmarks:

	6 Month	1 Year	3 Year	Since Inception	Inception Date
A Shares (without load)	1.83%	15.47%	-3.88%	-3.78%	8/1/2007
A Shares (with max load of 5.75%)	-4.00%	8.82%	-5.76%	-5.61%
C Shares (without CDSC)	1.51%	14.85%	-4.39%	-4.28%	8/1/2007
C Shares (with max CDSC of 1.00%)	1.51%	14.85%	-4.39%	-4.28%
I Shares	2.04%	15.94%	-3.38%	-3.29%	8/1/2007
Bombay Stock Exchange 100 Index[1]	7.62%	21.40%	2.08%	2.47%

		A Shares	C Shares	I Shares
Gross Expense Ratio[2]		53.83%	54.33%	53.33%
Net Expenses Ratio		2.35%	2.85%	1.85%

* Past performance does not guarantee future results.  The performance data quoted represents past performance, and current returns may be lower or higher.  Total return figures include  change in share price, reinvestment of dividends and capital gains.  The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost.  To obtain performance information current to the most recent month-end, please call 1-866-667-8733.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.”

Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

¹ The Bombay Stock Exchange 100 (BSE 100) Index is a free float-adjusted market capitalization-weighted index of 100 stocks on the Bombay Stock Exchange. The index is unmanaged and does not  reflect the deduction of fees, such as investment management, fund accounting or taxes associated with a mutual fund. Investors cannot invest directly in an index.  Return quoted in U.S. dollars.

[2] The Gross and Net expense ratios are from the Fund's most recent Prospectus, dated July 1, 2010. The net expense ratio reflects contractual waivers, if not extended, will end on June 30, 2011.  In absences of such waivers, total return would have been reduced. Additional information pertaining to the Fund's expense ratios as of August 31, 2010 can be found in this report in the financial highlights section for each class.

Top Holdings By Industry			% of Net Assets
Computers			9.4%
Engineering & Construction			8.6%
Mining			7.4%
Banks			7.3%
Auto Manufacturers			6.9%
Software			6.5%
Electrical Components & Equipment			6.2%
Oil & Gas			5.1%
Building Materials			4.7%
Diversified Financial Services			4.3%
Other, Cash & Cash Equivalents			33.6%
			100.0%

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS
August 31, 2010 (Unaudited)
	Shares		Value

		COMMON STOCK - 81.6%
		AGRICULTURE - 3.4%
	4,848	ITC Ltd.	$ 16,820

		AUTO MANUFACTURERS - 6.9%
	1,582	Mahindra & Mahindra Ltd.	21,088
	615	Tata Motors Ltd.	13,200
			34,288
		BANKS - 7.3%
	377	HDFC Bank Ltd.	17,174
	920	ICICI Bank Ltd.	19,261
			36,435
		BUILDING MATERIALS - 4.7%
	1,607	Ambuja Cements Ltd.	4,292
	250	Grasim Industries Ltd.	10,751
	2,438	India Cements Ltd.	5,560
	143	Ultratech Cement Ltd.	2,745
			23,348
		CHEMICALS - 1.0%
	1,220	United Phosphorus Ltd.	4,788

		COMPUTERS - 9.4%
	451	Infosys Technologies Ltd.	25,991
	1,142	Tata Consultancy Services Ltd.	20,505
			46,496
		COSMETICS/PERSONAL CARE - 0.4%
	455	Dabur India Ltd.	2,024

		DIVERSIFIED FINANCIAL SERVICES - 4.3%
	1,600	Housing Development Finance Corp.	21,359

		ELECTRICAL COMPONENTS & EQUIPMENT - 6.2%
	819	ABB Ltd.	13,580
	337	Bharat Heavy Electricals Ltd.	17,267
			30,847
		ENGINEERING & CONSTRUCTION - 8.6%
	8,202	Jaiprakash Associates Ltd.	19,050
	610	Larsen & Toubro Ltd.	23,502
			42,552
		INSURANCE - 1.4%
	432	Reliance Capital Ltd. *	6,982

		IRON/STEEL - 1.8%
	805	Tata Steel Ltd.	8,939

		LODGING - 2.1%
	4,696	Indian Hotels Co. Ltd.	10,286

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2010 (Unaudited)
	Shares		Value

		MINING - 7.4%
	2,938	Sesa Goa Ltd.	$ 19,891
	5,236	Sterlite Industries India Ltd.	16,859
			36,750
		OIL & GAS - 5.1%
	1,294	Reliance Industries Ltd.	25,268

		PHARMACEUTICALS - 2.1%
	291	Cipla Ltd.	1,878
	11	Ranbaxy Laboratories Ltd. *	115
	229	Sun Pharmaceutical Industries Ltd. *	8,576
			10,569
		SOFTWARE - 6.5%
	347	Financial Technologies India Ltd.	10,057
	897	HCL Technologies Ltd.	7,316
	346	Oracle Financial Services Software Ltd. *	14,999
			32,372
		TELECOMMUNICATIONS - 3.0%
	276	Bharti Airtel Ltd.	1,925
	3,864	Reliance Communications Ltd. *	12,837
			14,762

		TOTAL COMMON STOCK ( Cost - $453,330)	404,885

		TOTAL INVESTMENTS - 81.6% ( Cost - $453,330) (a)	$ 404,885
		OTHER ASSETS LESS LIABILITIES - 18.4%	91,435
		NET ASSETS - 100.0%	$ 496,320

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same, and differs from market
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 63,788
		Unrealized depreciation	(112,233)
		Net unrealized depreciation	$ (48,445)

	* Non-Income producing security.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010 (Unaudited)

ASSETS
Investments at value (Cost $453,330)	$ 404,885
Cash	39,753
Foreign Currency (Cost $275)	272
Receivable from Investment Advisor	54,723
Dividends receivable	392
Prepaid expenses and other assets	48,503
TOTAL ASSETS	548,528

LIABILITIES
Payable to affiliates	16,149
Distribution (12b-1) fees	301
Accrued expenses and other liabilities	35,758
TOTAL LIABILITIES	52,208
NET ASSETS	$ 496,320

Net Assets Consist Of:
Paid in capital	$ 1,135,587
Accumulated net investment loss	(3,641)
Accumulated net realized loss from security transactions	(587,172)
Net unrealized depreciation on investments and foreign currency transactions	(48,454)
NET ASSETS	$ 496,320

Class A Shares
Net Assets	$ 336,016
Shares Outstanding	37,849
Net Asset Value, Offering and Redemption Price per share (a)	$ 8.88

Maximum Sales Charge	5.75%

Maximum Offering Price per share	$ 9.42

Class C Shares
Net Assets	$ 151,286
Shares Outstanding	17,314
Net Asset Value, Offering and Redemption Price per share (a)	$ 8.74

Class I Shares
Net Assets	$ 9,018
Shares Outstanding	1,000
Net Asset Value, Offering and Redemption Price per share (a)	$ 9.02

(a) Redemptions made within 90 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 3,876
Interest	2
TOTAL INVESTMENT INCOME	3,878

EXPENSES
Transfer agent fees	32,890
Registration fees	27,600
Administrative services fees	23,840
Accounting services fees	24,724
Legal fees	14,884
Compliance officer fees	11,168
Audit fees	11,355
Insurance expense	9,330
Trustees' fees and expenses	4,273
Investment advisory fees	3,753
Printing and postage expenses	3,729
Distribution (12b-1) fees (Class A Shares)	986
Distribution (12b-1) fees (Class C Shares)	984
Custodian fees	529
Other expenses	2,556
TOTAL EXPENSES	172,601
Fees Waived/ Expenses Reimbursed by the Advisor	(165,082)
NET EXPENSES	7,519

NET INVESTMENT LOSS	(3,641)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments and foreign currency transactions	39,138
Net change in unrealized depreciation on investments and foreign currency transactions	(25,877)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	13,261

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 9,620

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	August 31, 2010	Year Ended
FROM OPERATIONS	(Unaudited)	February 28, 2010
Net investment loss	$ (3,641)	$ (10,977)
Net realized gain/(loss) from investments and foreign currency transactions	39,138	(1,718)
Net change in unrealized appreciation/(depreciation) on investments
and foreign security transactions	(25,877)	357,215
Net increase in net assets resulting from operations	9,620	344,520

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A Shares	16,807	33,973
Class C Shares	4,000	20,909
Class I Shares	-	-
Payments for shares redeemed
Class A Shares	(118,052)	(138,620)
Class C Shares	(69,984)	(31,803)
Class I Shares	-	-
Net decrease in net assets from shares of beneficial interest	(167,229)	(115,541)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(157,609)	228,979

NET ASSETS
Beginning of Year	653,929	424,950
End of Period*	$ 496,320	$ 653,929
* Includes accumulated net investment loss of:	$ (3,641)	$ -

SHARE TRANSACTIONS
Class A Shares:
Shares Sold	1,830	4,357
Shares Redeemed	(13,401)	(20,957)
Net decrease in shares of beneficial interest outstanding	(11,571)	(16,600)

Class C Shares:
Shares Sold	425	2,726
Shares Redeemed	(7,968)	(4,871)
Net decrease in shares of beneficial interest outstanding	(7,543)	(2,145)

Class I Shares:
Shares Sold	-	-
Net increase in shares of beneficial interest outstanding	-	-

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
CLASS A	August 31, 2010		February 28, 2010	February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 8.72		$ 4.53	$ 9.90	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.05)		(0.12)	(0.09)	(0.03)
Net realized and unrealized
gain/(loss) on investments	0.21		4.31	(5.28)	(0.07)
Total from investment operations	0.16		4.19	(5.37)	(0.10)

Net asset value, end of period	$ 8.88		$ 8.72	$ 4.53	$ 9.90

Total return	1.83%	(3)	92.49%	(54.24%)	(1.00%)	(3)

Net assets, end of year (000s)	$ 336		$ 431	$ 299	$ 968

Ratio of gross expenses to average
net assets	57.40%	(4)	53.83%	46.18%	125.20%	(4,5)
Ratio of net expenses to average
net assets	2.35%	(4)	2.35%	2.35%	2.35%	(4)
Ratio of net investment loss
to average net assets	(1.06%)	(4)	(1.64%)	(1.17%)	(1.65%)	(4)

Portfolio turnover rate	0.00%	(3)	0.00%	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
CLASS C	August 31, 2010		February 28, 2010	February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 8.61		$ 4.49	$ 9.87	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.07)		(0.16)	(0.12)	(0.05)
Net realized and unrealized
gain/(loss)loss on investments	0.20		4.28	(5.26)	(0.08)
Total from investment operations	0.13		4.12	(5.38)	(0.13)

Net asset value, end of period	$ 8.74		$ 8.61	$ 4.49	$ 9.87

Total return	1.51%	(3)	91.76%	(54.51%)	(1.30%)	(3)

Net assets, end of year (000s)	$ 151		$ 214	$ 121	$ 274

Ratio of gross expenses to average
net assets	57.90%	(4)	54.33%	46.78%	126.01%	(4,5)
Ratio of net expenses to average
net assets	2.85%	(4)	2.85%	2.85%	2.85%	(4)
Ratio of net investment loss
to average net assets	(1.56%)	(4)	(2.15%)	(1.62%)	(2.05%)	(4)

Portfolio turnover rate	0.00%	(3)	0.00%	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
CLASS I	August 31, 2010		February 28, 2010	February 28, 2009	February 29, 2008 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 8.84		$ 4.57	$ 9.92	$ 10.00

Loss from investment operations:
Net investment loss (2)	(0.02)		(0.09)	(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments	0.20		4.36	(5.29)	(0.03)
Total from investment operations	0.18		4.27	(5.35)	(0.08)

Net asset value, end of period	$ 9.02		$ 8.84	$ 4.57	$ 9.92

Total return	2.04%	(3)	93.44%	(53.93%)	(0.80%)	(3)

Net assets, end of year (000s)	$ 9		$ 9	$ 5	$ 10

Ratio of gross expenses to average
net assets	56.90%	(4)	53.33%	47.98%	125.26%	(4,5)
Ratio of net expenses to average
net assets	1.85%	(4)	1.85%	1.85%	1.85%	(4)
Ratio of net investment loss
to average net assets	(.56%)	(4)	(1.16%)	(0.80%)	(0.95%)	(4)

Portfolio turnover rate	0.00%	(3)	0.00%	51.65%	5.49%	(3)

(1)	Inception date August 1, 2007. Operations commenced on August 30, 2007.
(2)	Per share amounts calculated using the average shares method which appropriately presents the per share data for the period.
(3) Not annualized.
(4) Annualized.
(5)	During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

See accompanying notes to financial statements.

Greenwich Advisors India Select Fund
Notes to Financial Statements
August 31, 2010 (Unaudited)

1.

ORGANIZATION

The Greenwich Advisors India Select Fund (the “Fund”) is a diversified series of Greenwich Advisors Trust (the “Trust”). The Trust was organized under the laws of the State of Ohio on December 22, 2006.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is the only series of the Trust.  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.  The Fund seeks long-term capital appreciation.

The Fund currently offers three classes of shares:  Class A Shares, Class C Shares and Class I Shares.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with U.S. accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuations: Securities traded on a foreign exchange are fair valued daily using an independent pricing service approved by the Board of Trustees (the “Board”).  Fair valuing of securities with the assistance of a pricing service is determined by using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.  Securities that are traded on any U.S. stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, an equity security is valued at its last bid price.  When market quotations are not readily available, or when Greenwich Advisors, LLC (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Greenwich Advisors India Select Fund
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	-	404,885	-	404,885

The Fund did not hold any Level 3 securities during the period.

*    Refer to the Portfolio of Investments for industry classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2010.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Cash: The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. Cash amounts were not in excess of federally insured limits at August 31, 2010.

Foreign Currency Translation: For purposes of determining the Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Fund does not isolate that portion of gains and losses on investments that is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Security Transactions and Related Income: Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders: Dividends from net investment income, if any, are declared and paid annually by the Fund. Distributions from net realized gains, if any, are declared and distributed at least annually by the Fund.   Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “'book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.  Temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a “regulated investment company” and to make the requisite distributions of taxable income to its shareholders that will be sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

Greenwich Advisors India Select Fund
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Fund’s capital gains realized on foreign securities in the country of domicile.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2009), or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefit will change materially in the next twelve months.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss due to these warranties appears to be remote.

3.

RELATED PARTY TRANSACTIONS

Investment Advisor

Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed daily and paid monthly at an annual rate of 1.25% of average net assets of the Fund. A Trustee and officer of the Fund are also officers of the Advisor, and are not paid any fees directly by the Fund for serving in such capacities.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by underlying funds and extraordinary expenses) at 2.35% of its average daily net assets for Class A shares, 2.85% of its average daily net assets for Class C shares and 1.85% of its average daily net assets for Class I shares through February 28, 2011.  For the six months ended August 31, 2010 the Fund incurred $3,753 of advisory fees.

The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor provided that such repayment does not cause the total operating expenses for a class of shares to exceed the above Maximum Operating Expense Limits and the repayment is made within three years after the year in which the Advisor incurred the expense. Pursuant to its agreement, for the six months ended August 31, 2010, the Advisor waived or reimbursed fees in the amount of $165,082. As of August 31, 2010, the Advisor may potentially recapture $1,097,199, of which $307,704 expires on February 28, 2011, $473,728 expires on February 29, 2012 and $315,767 expires on February 28, 2013.

Prior to June 22, 2010 SBI Funds Management Private Ltd. (the “Sub-Advisor”) served as the sub-advisor to the Fund. As compensation, the Advisor (not the Fund) paid the Sub-Advisor a tiered fee based on average daily net assets of the Fund.

The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. Certain officers of the Fund are officers and directors of GFS or its affiliates.

Greenwich Advisors India Select Fund
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $45,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% per annum on net assets of $25 million to $100 million

1 basis point or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended August 31, 2010, the Fund incurred expenses of $11,168 for compliance services pursuant to the Fund’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the six months ended August 31, 2010, GemCom collected amounts totaling $4,573 for EDGAR and printing services performed.

4.

DISTRIBUTION  PLAN

Distributor

The Fund has retained Foreside Distribution Services, L.P. (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, Inc., to serve as principal underwriter for the shares of the Fund, pursuant to a Distribution Agreement between the Distributor and the Advisor.  Fees for such distribution services are paid to the Distributor by the Advisor.

Distribution Plan

The Fund has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Class A and Class C shares.  Pursuant to the Distribution Plan, the Fund will pay 0.50% and 1.00% of its average daily net assets attributable to its Class A and Class C shares, respectively. The Distribution Plan provides that the Fund pay the Distributor and other organizations for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares.

Greenwich Advisors India Select Fund
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

5.

PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, for the six months ended August 31, 2010, totaled:

Purchases

Sales

$0

$181,769

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For six months ended August 31, 2010, the Fund did not assess any redemption fees.

7.

FEDERAL TAX INFORMATION

As of February 28, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.

At February 28, 2010, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $3 of such capital losses.

Permanent book and tax differences, primarily attributable to net operating losses and tax treatment of realized foreign currency losses, resulted in reclassification for the period ended February 28, 2010 as follows: a decrease in paid-in capital of $11,668; a decrease in accumulated net investment loss of $10,977; and a decrease in accumulated net realized loss from security transactions of $691.

8.

CONCENTRATION OF RISK

The Fund invests exclusively in securities of Indian companies. Investing in companies from one geographic region may pose additional risks inherent to a region’s economical and political situation.

9.           SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Greenwich Advisors India Select Fund
Expense Examples

August 31, 2010

(Unaudited)

Table of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales (charges loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 through August 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period
		3/1/10	8/31/10	3/1/10 - 8/31/10	3/1/10 - 8/31/10
India Select Fund	Class A	$ 1,000.00	$ 1,018.30	$ 11.95	2.35%
	Class C	1,000.00	1,015.10	14.48	2.85%
	Class I	1,000.00	1,020.40	9.42	1.85%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine that the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period
		3/1/10	8/31/10	3/1/10 - 8/31/10	3/1/10 - 8/31/10

India Select Fund	Class A	$ 1,000.00	$ 1,013.36	$ 11.93	2.35%
	Class C	1,000.00	1,010.84	14.44	2.85%
	Class I	1,000.00	1,015.88	9.40	1.85%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days (184) in the most recent fiscal half-year divided by the number of days (365) in the fiscal year.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-8733 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-667-8733.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more complete information, including investment objective, risks, expenses and charges and should be read carefully before investing or sending any money. To obtain a prospectus, please call 1-866-667-8733.

Mutual Funds are NOT FDIC insured. There is no bank guarantee.

Mutual funds may lose value.

The Greenwich Advisors India Select Fund is distributed by Foreside Fund Services, LLC.

INVESTMENT ADVISOR

Greenwich Advisors, LLC

330 Railroad Avenue

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

3 Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open – end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open – end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open – end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half year covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Greenwich Advisors Trust

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 8, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date November 8, 2010

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer

Date November 8, 2010